UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04020

Morgan Stanley California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2010

Date of reporting period:	March 31, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Income Fund*

Portfolio of Investments • March 31, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (102.4%)
	California (99.1%)
$1,500	Adelanto Public Utility Authority, Ser 2009 A	6.75%		07/01/39	$1,527,645
750	Alameda County Joint Powers Authority, Ser 2008 A (AGM Insd)	5.00		12/01/25	786,938
1,325	Alameda County Joint Powers Authority, Ser 2008 A (AGM Insd)	5.00		12/01/26	1,384,069
1,590	Alvord Unified School District, Ser 2008 A (AGM Insd)	5.00		08/01/28	1,632,405
4,000	Anaheim Public Financing Authority, Ser 1997 C (AGM Insd)	6.00		09/01/16	4,459,680
8,000	Antelope Valley Healthcare District, Refg Ser 1997 A (AGM Insd)	5.20		01/01/20	8,000,240
4,685	Bay Area Toll Authority, San Francisco Bay Area Ser 2009 F-1 (a)	5.25		04/01/26	5,075,686
5,205	Bay Area Toll Authority, San Francisco Bay Area Ser 2009 F-1 (a)	5.25		04/01/29	5,539,846
2,500	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Ser 2008 F-1	5.00		04/01/39	2,549,525
1,465	Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00		08/01/26	635,444
3,045	Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00		08/01/32	908,384
5,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Ser 2006 (b)	0.00	(c)	06/01/28	3,899,500
2,000	California Educational Facilities Authority, California College of the Arts Ser 2005	5.00		06/01/35	1,654,120
2,000	California Educational Facilities Authority, Pitzer College Ser 2005 A	5.00		04/01/35	1,896,200
2,000	California Educational Facilities Authority, Pitzer College Ser 2009	6.00		04/01/40	2,099,680
5,000	California Educational Facilities Authority, University of San Diego Ser 1998 (AMBAC Insd)	5.00		10/01/22	5,015,500
4,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00		11/15/27	3,972,000
2,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 A	5.25		04/01/39	1,964,920
3,500	California Health Facilities Financing Authority, Scripps Memorial Hospital Ser 2010 A	5.00		11/15/36	3,429,160
2,000	California Infrastructure & Economic Development Bank, California Science Center Phase II Ser 2006 C (NATL-RE & FGIC Insd)	5.00		05/01/31	1,861,860
5,000	California Infrastructure & Economic Development Bank, Kaiser Hospital Assistance Ser 2001 A	5.55		08/01/31	5,046,450
1,000	California Municipal Finance Authority, American Heritage Educational Foundation Ser 2006 A	5.25		06/01/26	891,590
2,055	California Municipal Finance Authority, Community Hospitals Central California (COPs)	5.00		02/01/20	1,944,729
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Ser 2002 A (AMT)	5.00		01/01/22	1,984,600
12,730	California State Department of Water Resources, Ser 2003 Y (NATL-RE & FGIC Insd)	5.00		12/01/25	13,221,887
4,000	California State Public Works Board, Department of Corrections Refg Ser 1993 A (AMBAC Insd)	5.00		12/01/19	4,024,120
1,515	California State Public Works Board, Department of Mental Health Coaling Ser 2004 A	5.00		06/01/25	1,437,644
5,000	California Statewide Communities Development Authority, Adventist Health Ser 2005 A	5.00		03/01/30	4,816,600
1,500	California Statewide Communities Development Authority, American Baptist Homes West Ser 2010	6.25		10/01/39	1,482,090

$820	California Statewide Communities Development Authority, Cedars-Sinai Medical Center Ser 1992 (COPs)	6.50%	08/01/12	$869,462
1,000	California Statewide Communities Development Authority, Sutter Health Ser 2005 A	5.00	11/15/43	915,010
4,000	City & County of San Francisco, City Buildings Ser 2007 A (COPs) (NATL-RE & FGIC Insd)	4.50	09/01/37	3,647,560
8,000	City & County of San Francisco, Laguna Honda Hospital Ser 2005 I (AGM Insd)	5.00	06/15/30	8,148,080
1,575	City of Alhambra, Ser A	7.625	01/01/40	1,595,979
10,000	City of Duarte, Ser 1999 A (COPs)	5.25	04/01/19	10,025,800
5,000	City of Los Angeles, Ser 2004 A (NATL-RE Insd)	5.00	09/01/24	5,307,450
6,500	City of Los Angeles, Wastewater Refg Ser 2003 B (AGM Insd)	5.00	06/01/22	6,801,275
10,000	City of San Jose, Airport Ser 2001 (NATL-RE & FGIC Insd)	5.00	03/01/25	10,015,500
2,000	City of Vernon, Ser 2009 A	5.125	08/01/21	2,076,200
735	Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (b)	0.00	08/01/29	229,592
360	Corona-Norco Unified School District, Election of 2006 Ser 2009 B (AGC Insd) (b)	0.00	08/01/28	120,496
1,000	Corona-Norco Unified School District, Election of 2006 Ser B (AGC Insd) (b)	0.00	08/01/24	440,890
1,000	Corona-Norco Unified School District, Election of 2006 Ser B (AGC Insd) (b)	0.00	08/01/25	413,070
1,525	Corona-Norco Unified School District, Election of 2006 Ser B (AGC Insd) (b)	0.00	08/01/26	588,071
1,500	Corona-Norco Unified School District, Election of 2006 Ser B (AGC Insd) (b)	0.00	08/01/27	539,265
7,500	County of Madera, Valley Children’s Hospital Ser 1995 (COPs) (NATL-RE Insd)	6.50	03/15/15	8,125,200
2,000	County of San Diego, Burnham Institute for Medical Research Ser 2006 (COPs)	5.00	09/01/34	1,684,520
4,430	El Segundo Unified School District, Election of 2008 Ser 2009 A (b)	0.00	08/01/33	1,039,588
1,500	Fontana Public Financing Authority, Tax Allocation Ser 2003 A (AMBAC Insd)	5.375	09/01/25	1,500,765
9,445	Fontana Unified School District, Ser 2008 B (AGM Insd) (b)	0.00	02/01/33	2,231,381
7,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1999	5.85	01/15/23	7,023,100
5,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1999 (NATL-RE Insd)	5.125	01/15/19	4,878,450
5,350	Gilroy Unified School District, Election of 2008 Ser 2009 A (AGC Insd) (b)	0.00	08/01/29	1,671,179
3,650	Gilroy Unified School District, Election of 2008 Ser 2009 A (AGC Insd) (b)	0.00	08/01/31	973,893
2,500	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A	5.00	06/01/45	2,144,925
4,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	2,562,600
4,425	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47	3,134,847
6,750	Grossmont Union High School District, Ser 2006 (NATL-RE Insd) (b)	0.00	08/01/24	2,955,352
1,750	Huntington Beach Union High School District, Ser 2004 (AGM Insd)	5.00	08/01/27	1,792,297
2,000	Independent Cities Lease Finance Authority, San Juan Mobile Estates Ser 2006 A	5.125	05/15/41	1,641,380
780	Indio Redevelopment Agency, Tax Allocation Ser 2008 A	5.25	08/15/27	754,073
470	Indio Redevelopment Agency, Tax Allocation Ser 2008 A	5.25	08/15/28	451,242

$1,000	Irvine Unified School District, Community Facilities District	6.70%	09/01/35	$1,011,880
1,700	Kern County Water Agency Improvement District No. 4, Ser 2008 A (COPs) (AGC Insd)	5.00	05/01/28	1,736,193
20,000	Long Beach Bond Finance Authority, Ser 1992 (AMBAC Insd)	6.00	11/01/17	21,809,400
1,500	Los Angeles Department of Airports, Los Angeles International Airport Ser A (d)	5.00	05/15/35	1,530,990
3,000	Los Angeles Department of Water & Power, Ser 2001 A	5.125	07/01/41	3,017,130
13,300	Los Angeles Department of Water & Power, Ser 2001 A (AGM Insd)	5.25	07/01/22	13,850,753
3,000	Los Angeles Municipal Improvement Corp., Police Headquarters Ser 2006 A (NATL-RE & FGIC Insd)	4.75	01/01/31	2,888,610
940	Menifee Union School District, 2008 Election Ser C (AGC Insd) (b)	0.00	08/01/35	190,557
1,050	Menifee Union School District, Election of 2008 Ser C (AGC Insd) (b)	0.00	08/01/37	183,236
8,585	Metropolitan Water District of Southern California, Ser B (a)	5.00	07/01/27	9,308,037
840	Moorpark Unified School District, Election of 2008 Ser 2009 A (AGC Insd) (b)	0.00	08/01/31	216,384
1,215	Oakland Joint Powers Financing Authority, Oakland Administration Buildings Refg 2008 B (AGC Insd)	5.00	08/01/26	1,245,715
850	Oakland Joint Powers Financing Authority, Oakland Administration Buildings Ser 2008 B (AGC Insd)	5.00	08/01/25	875,636
2,000	Palomar Pomerado Health, Ser 2009 (COPs)	6.75	11/01/39	2,074,360
6,250	Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd) (b)	0.00	08/01/44	681,438
6,715	Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd) (b)	0.00	08/01/45	686,407
7,050	Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd) (b)	0.00	08/01/46	674,121
1,700	Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd) (b)	0.00	08/01/47	151,844
2,155	Placer County Water Agency, Ser 2008 (COPs) (AGM Insd)	4.75	07/01/29	2,165,085
110	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/12(e)	120,250
890	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/21	890,000
6,460	Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A (b)	0.00	08/01/32	1,620,103
2,530	Poway Unified School District, Ser 2007 (AMBAC Insd)	4.625	09/15/42	2,182,327
2,515	Roseville Joint Union High School District, Election of 2004 Ser 2007 C (AGM Insd) (b)	0.00	08/01/24	1,150,738
1,970	Roseville Joint Union High School District, Election of 2004 Ser 2007 C (AGM Insd) (b)	0.00	08/01/25	816,427
1,350	Roseville Joint Union High School District, Election of 2004 Ser 2007 C (AGM Insd) (b)	0.00	08/01/26	518,778
5,000	San Francisco City & County Airports Commission, San Francisco Int’l Airport Second Ser 2001 Refg Issue 27B (NATL-RE & FGIC Insd)	5.125	05/01/26	5,045,650
6,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Refg Ser 1997 A (NATL-RE Insd) (b)	0.00	01/15/15	4,425,060
5,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Senior Lien Ser 1993	5.00	01/01/33	4,049,000

$1,385	Santa Monica Community College District, 2002 Election, Ser 2007 A (NATL-RE & FGIC Insd) (b)	0.00%		08/01/22	$750,338
1,385	Santa Monica Community College District, 2002 Election, Ser 2007 A (NATL-RE & FGIC Insd) (b)	0.00		08/01/23	704,189
1,385	Santa Monica Community College District, 2002 Election, Ser 2007 A (NATL-RE & FGIC Insd) (b)	0.00		08/01/24	625,452
1,380	Santa Monica Community College District, 2002 Election, Ser 2007 A (NATL-RE & FGIC Insd) (b)	0.00		08/01/25	582,926
1,745	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM Insd) (b)	0.00		08/01/30	469,318
2,040	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM Insd) (b)	0.00		08/01/31	511,469
6,395	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM Insd) (b)	0.00		08/01/32	1,494,895
4,770	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM Insd) (b)	0.00		08/01/33	1,040,814
3,480	Simi Valley Unified School District, Election of 2004 Ser 2007 C (AGM Insd) (b)	0.00		08/01/28	1,108,206
2,765	Simi Valley Unified School District, Election of 2004 Ser 2007 C (AGM Insd) (b)	0.00		08/01/30	744,670
3,500	Southern California Public Power Authority, Mead-Adelanto 1994 Ser A (AMBAC Insd)	8.907	(f)	07/01/15	4,390,190
2,500	Southern California Public Power Authority, Mead-Phoenix 1994 Ser A (AMBAC Insd)	8.907	(f)	07/01/15	3,135,850
5,000	State of California, Various Purpose Dtd 04/01/09	5.75		04/01/31	5,192,050
5,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Ser 2005 A-1	5.50		06/01/45	3,433,950
4,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Ser 2006 A-1	5.00		06/01/37	2,952,520
2,050	Tustin Unified School District, No. 2002-1 Election of 2002 Ser 2008 C (AGM Insd)	5.00		06/01/28	2,136,346
1,700	Twin Rivers Unified School District, Ser 2009 (BANs) (b)	0.00		04/01/14	1,495,201
9,500	University of California, Ser 2007 J (AGM Insd)	4.50		05/15/31	9,315,415
750	University of California, Ser 2007 J (AGM Insd)	4.50		05/15/35	728,198
2,500	University of California, Ser 2009 E	5.50		05/15/27	2,681,625
920	University of California, Ser 2009 Q (a)(g)	5.00		05/15/34	958,043
4,685	Yosemite Community College District, Election of 2004 Ser 2008 C (AGM Insd) (b)	0.00		08/01/24	2,199,373
					321,208,151
	Guam (0.2%)
660	Territory of Guam Section 30, Ser A	5.625		12/01/29	671,015

	Puerto Rico (2.6%)
2,000	Puerto Rico Electric Power Authority, Ser 2007 TT	5.00		07/01/37	1,922,200
3,680	Puerto Rico Public Buildings Authority, Ser 2002 D (AMBAC Insd) (b)	0.00	(c)	07/01/17(e)	3,771,889
1,320	Puerto Rico Public Buildings Authority, Ser 2002 D (AMBAC Insd) (b)	0.00	(c)	07/01/31	1,040,741
1,685	Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00		08/01/39	1,763,673
					8,498,503

	Virgin Islands (0.5%)
$1,675	Virgin Islands Public Finance Authority, Matching Fund Loan Diago A	6.625%		10/01/29	$1,795,064
	Total Tax-Exempt Municipal Bonds (Cost $331,285,875)				332,172,733
	Short-Term Investments (0.7%)
	Short-Term California Tax-Exempt Municipal Obligations (0.7%)
400	City of Santa Clara, Electric Ser 2008 A (Demand 04/01/10)	0.28	(h)	07/01/34	400,000
1,800	University of California, Ser B-1 (Demand 04/01/10)	0.30	(h)	05/15/32	1,800,000
	Total Short-Term California Tax-Exempt Municipal Obligations (Cost $2,200,000)				2,200,000
	Total Investments (Cost $333,485,875) (i)(j)			103.1%	334,372,733
	Other Assets in Excess of Liabilities			0.9	2,752,049
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.27% to 0.28% at March 31, 2010 and contractual maturity dates of collateral ranging from 04/01/26 to 05/15/34 (k)			(4.0)	(12,930,000)
	Net Assets			100.0%	$324,194,782

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
(a)	Underlying security related to inverse floater entered into by the Fund.
(b)	Capital appreciation bond.
(c)	Security is a “step-up” bond where the coupon increases on a predetermined future date.
(d)	Security purchased on a when-issued basis.
(e)	Prefunded to call date shown.
(f)

Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $7,526,040 which represents 2.3% of net assets.

(g)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $615,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(h)	Current coupon of variable rate demand obligation.
(i)	Securities have been designated as collateral in connection with securities purchased on a when-issued basis and inverse floating rate municipal obligations.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(k)

Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At March 31, 2010, Fund investments with a value of $20,881,612 are held by the Dealer Trusts and serve as collateral for the $12,930,000 in floating rate note obligations outstanding at that date.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
NATL-RE	National Public Finance Guarantee Corporation.

Morgan Stanley California Tax-Free Income Fund*

Notes to Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Tax-Exempt Municipal Bonds	$332,172,733	—	$332,172,733	—
Short-Term Investments
Short-Term Tax-Exempt Municipal Obligations	2,200,000	—	2,200,000	—
Total	$334,372,733	—	$334,372,733	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*              Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company (the “Transaction”). The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”). Pursuant to the Reorganization, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Reorganization, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Reorganization was approved by the Fund’s shareholders at a special meeting of shareholders held on May 11, 2010. Both the Transaction and the Reorganization are expected to close on or about June 1, 2010.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Income Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2010